Reserves	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
RESERVES
10. RESERVES
Short Duration Contracts
The Company’s short duration contracts are mainly comprised of disposed and run-off business. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 to the Financial Statements for further information.
Disposed and Run-off Short Duration Insurance Lines
Run-off business includes certain medical policies no longer offered and AEB policies disposed of via reinsurance. Reserves for previously disposed business are included in the Company’s reserves in accordance with the insurance guidelines. The Company maintains an offsetting reinsurance recoverable related to the AEB reserves. See Note 9 to the Financial Statements for further information.
Long Duration Contracts
The Company’s long duration contracts are primarily comprised of life insurance policies (no longer offered), FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 to the Financial Statements for further information.
Disposed and Run-off Long Duration Insurance Lines
Reserves for previously disposed FFG and LTC businesses are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 to the Financial Statements for additional information on previously disposed business
The following table presents the balances and changes in the long-term care future policy benefits and expense reserve:

	Years Ended December 31,
	2023	2022	2021
Present value of expected net premiums
Balance, beginning of period	$34.2	$37.1	$44.4
Beginning balance at original discount rate	33.4	29.2	33.7
Effect of changes in cash flow assumptions (1)	1.5	9.4	(3.2)
Effect of actual variances from expected experience	3.5	(2.7)	(2.4)
Adjusted beginning of period balance	38.4	35.9	28.1
Experience variance (2)	—	(0.3)	2.4
Interest accrual	2.8	4.6	6.0
Net premiums collected	(4.7)	(6.8)	(7.3)
Ending balance at original discount rate	36.5	33.4	29.2
Effect of changes in discount rate assumptions	(0.1)	0.8	7.9
Balance, end of period	$36.4	$34.2	$37.1

Present value of expected future policy benefits
Balance, beginning of period	$462.4	$658.5	$683.2
Beginning balance at original discount rate	444.4	430.0	421.7
Effect of changes in cash flow assumptions (1)	—	12.3	(1.2)
Effect of actual variances from expected experience	4.4	(3.3)	(2.7)
Adjusted beginning of period balance	448.8	439.0	417.8
Experience variance (2)	1.0	(1.2)	(0.4)
Interest accrual	19.5	24.7	29.3
Benefit payments	(16.3)	(18.1)	(16.7)
Ending balance at original discount rate	453.0	444.4	430.0
Effect of changes in discount rate assumptions	(2.4)	18.0	228.5
Balance, end of period	$450.6	$462.4	$658.5

Net future policy benefits and expenses	$414.2	$428.2	$621.4
Related reinsurance recoverable	414.2	428.2	621.4
Net future policy benefits and expenses, after reinsurance recoverable	$—	$—	$—

Weighted-average liability duration of the future policy benefits and expenses (in years)	12.0	12.7	13.0
(1) The increase for the years ending December 31, 2023 and 2022 was primarily due to historical experience reflecting a decreasing trend in lapse and mortality rates on the long-term care insurance products. The decrease for the years ending December 31, 2021 was primarily due to reduced expense assumptions.
(2) Experience variance includes adverse development resulting from the allocation of the premium deficiency reserve to the cohort level for the issue years where net premiums exceed gross premiums.
The following table presents a reconciliation of the long-term care net future policy benefits and expenses to the future policy benefits and expenses reserve in the balance sheet:

	December 31, 2023	December 31, 2022
Long-term care	$414.2	$428.2
Other	6.7	6.7
Total	$420.9	$434.9
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums for the long-term care insurance contracts:

	December 31, 2023	December 31, 2022
Expected future benefits payments	$829.3	$850.0
Expected future gross premiums	$69.4	$76.2
The following table presents the amount of long-term care revenue and interest recognized in the statements of operations:

	Years Ended December 31,
	2023	2022	2021
Gross premiums	$1.5	$1.7	$1.9
Interest expense (original discount rate)	$5.6	$4.7	$5.1
The following table presents the weighted-average interest rate for long-term care insurance contracts:

	December 31, 2023	December 31, 2022
Interest expense (original discount rate)	5.95%	5.95%
Current discount rate	6.01%	5.52%
Concurrent with the transition period beginning January 1, 2021 for the adoption of ASU 2018-12, the Company elected to account for the long-term care insurance contracts using reserve updates on a quarter lag whereby the September 30, 2020 cash flow and other assumptions are used for the pre-adoption December 31, 2020 future policy benefits and expenses reserve. Under the modified retrospective method, the long-term care insurance contracts are grouped into cohorts based on the contract’s issue year. Premium deficiency reserves are allocated proportional to the cohort’s reserve balance as of the transition date of December 31, 2020. At the cohort level, the NPR calculation is performed, and the unlocking of the NPR for cohorts in excess of 100% is recognized through opening retained earnings. A balance sheet remeasurement of the revised future policy benefits and expenses reserve is recorded using the current discount rate as of December 31, 2020 with the remeasurement amount recorded through AOCI.
Discount rate changes between the original and current discount rate as of December 31, 2020 were significant. The original discount rate at transition is a spot rate of 5.95% which is based on the most recent premium deficiency unlocking discount rate prior to transition using asset yields from investments allocated to the product at the time of the unlocking of the assumption. The current discount rate at transition was 1.69% reflecting prevailing interest rates as of December 31, 2020. The amended guidance has no impact to the statement stockholders’ equity or net income on the long-term care insurance contracts as the reserves are fully reinsured.
The following table illustrates the impact of adoption on the long-term care insurance contracts:

Future Policy Benefits and Expenses, pre-adoption December 31, 2020	$386.4
Effect of the remeasurement of the liability at current discount rate	250.8
Adjustment for loss contracts with NPR in excess of 100% under the modified retrospective approach	1.6
Adjusted balance, beginning of January 1, 2021	638.8
Less: reinsurance recoverable	(638.8)
Future Policy Benefits and Expenses, beginning of year January 1, 2021, net of reinsurance	$—
The following table presents the effect of transition adjustments on stockholders' equity:

January 1, 2021
Retained Earnings	Accumulated Other Comprehensive Loss
$(1.6)	$(250.8)
Reserve Roll Forward
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and are comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
The best estimate of ultimate loss and loss adjustment expenses is generally selected from a blend of methods that are applied consistently each period. There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2023	2022	2021
Claims and benefits payable, at beginning of year	$17.1	$19.1	$22.5
Less: Reinsurance ceded and other	(17.0)	(19.0)	(22.4)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.9	0.1	0.3
Prior years	(0.8)	—	—
Total incurred losses and loss adjustment expenses	0.1	0.1	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.1	0.2
Prior years	—	—	0.1
Total paid losses and loss adjustment expenses	0.1	0.1	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	15.6	17.0	19.0
Claims and benefits payable, at end of year	$15.7	$17.1	$19.1